GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1	$ 125,051	$ 125,051
Acquisition of Captain growth	758
Impairment			$ (65,686)
Balance as of December 31	$ 125,809	$ 125,051	$ 125,051